Other taxes and royalties (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of other taxes and royalties payable

	As of December 31, 2025	As of December 31, 2024
Current
Royalties and others	28,662	26,008
Personal assets tax	11,122	8,132
Tax withholdings	2,936	12,497
Other	1,225	1,078

Total current other taxes and royalties	43,945	47,715